Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Weighted Average Shares Used in Earnings Per Share Calculation

The weighted average shares used in calculating earnings per share were:

	2013	2012	2011
Weighted average shares basic	95.5	93.5	89.2
Effect of dilutive securities:
stock options/share awards	0.4	0.3	0.5
equity units	—	1.3	4.0
Weighted average shares diluted	95.9	95.1	93.7